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Emerging Markets Breakout Nations Portfolio
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Supplement [Text Block]	ck0000836487_SupplementTextBlock

Summary Prospectus and
Prospectus Supplement

December 6, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 6, 2018 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2018

Emerging Markets Breakout Nations Portfolio
(the "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Breakout Nations Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2019, the Fund's primary benchmark index will change to MSCI Emerging Markets ex China Net Index. Also effective January 1, 2019, Tim Drinkall will no longer serve as a portfolio manager to the Fund. Accordingly, effective January 1, 2019, with respect to the Fund, all references to Mr. Drinkall will be removed from the Summary Prospectus and Prospectus.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2019, the Fund's primary benchmark index will change to MSCI Emerging Markets ex China Net Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.